Performance Trust Credit Fund
Schedule of Investments
May 31, 2022 (Unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 1.79%
American Credit Acceptance Receivables Trust
2022-2, 4.410%, 06/13/2028 (a)	$600,000	$597,438
Exeter Automobile Receivables Trust
2022-2A, 3.650%, 10/15/2026	500,000	495,946
TOTAL ASSET BACKED SECURITIES (Cost $1,099,895)		1,093,384

COLLATERALIZED LOAN OBLIGATIONS - 13.31%
Apidos CLO XI
2012-11A, 4.794% (3 Month LIBOR USD + 3.750%), 04/17/2034 (a)(b)(c)	500,000	463,262
Apidos CLO XII
2013-12A, 6.444% (3 Month LIBOR USD + 5.400%), 04/15/2031 (a)(b)(c)	350,000	286,009
Apidos CLO XXXII
2019-32A, 7.813% (3 Month LIBOR USD + 6.750%), 01/20/2033 (a)(b)(c)	500,000	451,150
Ares XXXIX CLO Ltd.
2016-39A, 4.394% (3 Month LIBOR USD + 3.350%), 04/18/2031 (a)(b)(c)	1,000,000	893,866
Ares XXXVII CLO Ltd.
2015-4A, 3.694% (3 Month LIBOR USD + 2.650%), 10/15/2030 (a)(b)(c)	1,000,000	900,713
Burnham Park CLO Ltd.
2016-1A, 3.913% (3 Month LIBOR USD + 2.850%), 10/20/2029 (a)(b)(c)	1,000,000	940,630
Goldentree Loan Management US CLO 2 Ltd.
2017-2A, 5.763% (3 Month LIBOR USD + 4.700%), 11/28/2030 (a)(b)(c)	700,000	605,396
Goldentree Loan Management US CLO 4 Ltd.
2019-4A, 5.934% (3 Month LIBOR USD + 4.750%), 04/24/2031 (a)(b)(c)	350,000	300,848
LCM Loan Income Fund I Income Note Issuer Ltd.
27A, 6.644% (3 Month LIBOR USD + 5.600%), 07/16/2031 (a)(b)(c)	500,000	413,884
LCM XVIII LP
18A, 7.013% (3 Month LIBOR USD + 5.950%), 04/20/2031 (a)(b)(c)	650,000	528,508
LCM XXII Ltd.
22A, 3.863% (3 Month LIBOR USD + 2.800%), 10/20/2028 (a)(b)(c)	895,000	783,236
Madison Park Funding LVII Ltd.
2018-1A, 4.144% (3 Month LIBOR USD + 3.100%), 10/15/2031 (a)(b)(c)	1,000,000	943,140
Peace Park CLO Ltd.
2021-1A, 4.013% (3 Month LIBOR USD + 2.950%), 10/20/2034 (a)(b)(c)	665,000	604,923
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $8,457,469)		8,115,565

CORPORATE BONDS - 41.97%
Administrative and Support Services - 1.14%
ADT Security Corp.
4.125%, 08/01/2029 (a)	350,000	310,959
Prime Security Services Borrower, LLC
3.375%, 08/31/2027 (a)	400,000	357,390
Vonore Fiber Products, LLC
16.000%, 07/10/2022 (d)	25,692	25,692
Amusement, Gambling, and Recreation Industries - 0.83%
Station Casinos, LLC
4.625%, 12/01/2031 (a)	600,000	507,763
Chemical Manufacturing - 1.25%
Axalta Coating Systems, LLC
3.375%, 02/15/2029 (a)	400,000	350,636
Scotts Miracle-Gro Co.
4.375%, 02/01/2032	500,000	412,740
Construction of Buildings - 3.38%
KB Home
4.800%, 11/15/2029	825,000	757,152
LGI Homes, Inc.
4.000%, 07/15/2029 (a)	500,000	420,153
Meritage Homes Corp.
3.875%, 04/15/2029 (a)	1,000,000	886,137
Credit Intermediation and Related Activities - 11.22%
Atlantic Union Bankshares Corp.
2.875% to 12/15/2026 then SOFR + 1.860%, 12/15/2031 (b)(e)	500,000	459,046
Barclays PLC
6.125% to 12/15/2025, then 5 Year CMT Rate + 5.867%, 12/15/2025 (b)(c)(f)	250,000	245,901
Compeer Financial FLCA
3.375% to 06/01/2031 then SOFR + 1.965%, 06/01/2036 (a)(b)(e)	250,000	227,602
First Foundation, Inc.
3.500% to 02/01/2027 then SOFR + 2.040%, 02/01/2032 (b)(e)	500,000	472,109
First-Citizens Bank & Trust Co.
6.125%, 03/09/2028	1,000,000	1,071,039
HomeStreet, Inc.
3.500% to 01/30/2027 then SOFR + 2.150%, 01/30/2032 (b)(e)	500,000	470,242
National Australia Bank Ltd.
3.347% (5 Year CMT Rate + 1.700%), 01/12/2037 (a)(b)(c)	500,000	433,598
OneMain Finance Corp.
5.375%, 11/15/2029	600,000	561,867
Oxford Finance, LLC
6.375%, 02/01/2027 (a)	250,000	242,043
Renasant Corp.
3.000% to 12/01/2026 then SOFR + 1.910%, 12/01/2031 (b)(e)	750,000	692,821
Texas Capital Bancshares, Inc.
4.000% (5 Year CMT Rate + 3.150%), 05/06/2031 (b)	1,000,000	951,867
Western Alliance Bank
5.250% to 06/01/2025 then SOFR + 5.120%, 06/01/2030 (b)(e)	1,000,000	1,009,013
Fabricated Metal Product Manufacturing - 2.16%
Ball Corp.
2.875%, 08/15/2030	1,000,000	866,022
Howmet Aerospace, Inc.
3.000%, 01/15/2029	500,000	451,065
Food Services and Drinking Places - 1.47%
Papa John's International, Inc.
3.875%, 09/15/2029 (a)	1,000,000	897,475
Funds, Trusts, and Other Financial Vehicles - 0.64%
Ares Capital Corp.
3.200%, 11/15/2031	500,000	389,210
Insurance Carriers and Related Activities - 0.73%
Centene Corp.
3.000%, 10/15/2030	500,000	444,920
Merchant Wholesalers, Durable Goods - 0.73%
CDW Finance Corp.
3.250%, 02/15/2029	505,000	444,981
Motor Vehicle and Parts Dealers - 2.74%
Asbury Automotive Group, Inc.
5.000%, 02/15/2032 (a)	600,000	542,211
Genuine Parts Co.
2.750%, 02/01/2032	250,000	212,742
Group 1 Automotive, Inc.
4.000%, 08/15/2028 (a)	500,000	454,040
Lithia Motors, Inc.
4.375%, 01/15/2031 (a)	500,000	461,003
Other Information Services - 0.36%
MSCI, Inc.
3.250%, 08/15/2033 (a)	250,000	216,748
Paper Manufacturing - 0.94%
Graphic Packaging International, LLC
4.750%, 07/15/2027 (a)	200,000	193,641
3.750%, 02/01/2030 (a)	425,000	377,057
Professional, Scientific, and Technical Services - 7.36%
AECOM
5.125%, 03/15/2027	1,000,000	1,001,219
Booz Allen Hamilton, Inc.
3.875%, 09/01/2028 (a)	1,000,000	937,845
Gartner, Inc.
3.625%, 06/15/2029 (a)	1,000,000	917,570
Open Text Holdings, Inc.
4.125%, 12/01/2031 (a)	750,000	673,134
Science Applications International Corp.
4.875%, 04/01/2028 (a)	1,000,000	956,645
Real Estate - 0.69%
American Finance Trust, Inc.
4.500%, 09/30/2028 (a)	500,000	422,825
Rental and Leasing Services - 1.03%
ERAC USA Finance, LLC
7.000%, 10/15/2037 (a)	519,000	628,062
Telecommunications - 2.93%
CCO Holdings Capital Corp.
4.750%, 02/01/2032 (a)	1,000,000	893,850
T-Mobile USA, Inc.
2.625%, 02/15/2029	1,000,000	892,345
Transportation Equipment Manufacturing - 2.02%
Allison Transmission, Inc.
3.750%, 01/30/2031 (a)	500,000	427,424
Dana, Inc.
4.500%, 02/15/2032	500,000	423,411
Sensata Technologies, Inc.
4.375%, 02/15/2030 (a)	400,000	378,784
Wood Product Manufacturing - 0.35%
Masonite International Corp.
3.500%, 02/15/2030 (a)(c)	250,000	215,360
TOTAL CORPORATE BONDS (Cost $26,935,340)		25,585,359

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 4.16%
Alternative Loan Trust
2006-J5, 6.500%, 09/25/2036	254,886	165,146
2006-31CB, 6.000%, 11/25/2036	220,319	148,656
CHL Mortgage Pass-Through Trust
2006-17, 6.000% (1 Month LIBOR USD + 0.550%), 12/25/2036 (b)	371,998	191,691
2007-HY5, 3.076%, 09/25/2037 (e)	252,511	238,450
Citicorp Mortgage Securities Trust
2006-3, 6.000%, 06/25/2036	248,443	232,248
Credit Suisse First Boston Mortgage Securities Corp.
2005-11, 5.500%, 12/25/2035	355,629	192,044
First Horizon Alternative Mortgage Securities Trust
2005-FA11, 5.750%, 02/25/2036	252,851	142,811
Freddie Mac STACR REMIC Trust
2021-DNA5, 3.634% (SOFR30A + 3.050%), 01/25/2034 (a)	1,000,000	893,997
Volt, LLC
2021-NPL4, 4.949%, 03/27/2051 (a)(g)	350,000	329,806
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $2,948,228)		2,534,849

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 14.52%
225 Liberty Street Trust
2016-225L, 4.649%, 02/10/2036 (a)(e)	500,000	455,488
BANK
2020-BN29, 2.500%, 11/15/2053 (a)	850,000	625,040
2022-BN40, 2.500%, 03/15/2064 (a)	500,000	364,024
BBCMS Mortgage Trust
2021-C11, 0.966%, 09/15/2054 (e)(h)	4,500,000	336,855
2021-C12, 2.500%, 11/15/2054 (a)	750,000	528,193
Benchmark Mortgage Trust
2021-B26, 1.481%, 06/15/2054 (a)(e)(h)	2,300,000	231,056
2021-B27, 1.270%, 07/15/2054 (e)(h)	3,239,930	263,077
2021-B29, 1.307%, 09/15/2054 (a)(e)(h)	3,000,000	286,866
2021-B30, 1.300%, 11/15/2054 (a)(e)(h)	4,600,000	435,477
BMO Mortgage Trust
2022-C1, 1.767%, 02/15/2055 (a)(e)(h)	5,000,000	675,481
Citigroup Commercial Mortgage Trust
2016-C1, 4.943%, 05/10/2049 (e)	650,000	634,211
Freddie Mac Multifamily Structured Credit Risk
2021-MN3, 4.584% (SOFR30A + 4.000%), 11/25/2051 (a)(b)	500,000	426,336
GS Mortgage Securities Corp. II
2012-BWTR, 3.255%, 11/05/2034 (a)	478,000	459,469
GS Mortgage Securities Trust
2019-GC42, 2.800%, 09/01/2052 (a)	450,000	342,934
Morgan Stanley Bank of America Merrill Lynch Trust
2017-C34, 2.700%, 11/15/2052 (a)	450,000	337,704
Morgan Stanley Capital I Trust
2017-H1, 4.281%, 06/15/2050 (e)	500,000	464,147
RBS Commercial Funding, Inc. Trust
2013-SMV, 3.584%, 03/11/2031 (a)(e)	300,000	292,970
Wells Fargo Commercial Mortgage Trust
2015-C28, 4.083%, 05/15/2048 (e)	1,000,000	910,069
2019-C52, 1.110%, 08/15/2052 (e)(h)	7,000,000	454,627
2021-C59, 1.451%, 04/15/2054 (a)(e)(h)	3,250,000	327,954
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $9,819,561)		8,851,978

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 4.79%
Freddie Mac Multifamily Structured Pass Through Certificates
K098, 1.392%, 08/25/2029 (e)(h)	6,000,000	515,926
K118, 0.960%, 09/25/2030 (e)(h)	6,977,920	444,891
K130, 1.144%, 06/25/2031 (e)(h)	14,990,678	1,118,993
K141, 0.305%, 02/25/2032 (e)(h)	22,199,749	582,009
K1521, 0.981%, 08/25/2036 (e)(h)	2,695,972	259,730
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $3,007,499)		2,921,549

MUNICIPAL BONDS - 9.17%
California - 3.80%
City of Los Angeles Department of Airports
6.582%, 05/15/2039	345,000	395,469
City of Santa Ana, CA
1.869%, 08/01/2029	500,000	424,376
East Side Union High School District
5.320%, 04/01/2036	215,000	218,752
Golden State Tobacco Securitization Corp.
3.000%, 06/01/2046	650,000	573,447
Newport Mesa Unified School District
6.300%, 08/01/2042	200,000	254,950
Peralta Community College District
0.000%, 08/05/2031 (i)	500,000	448,310
		2,315,304
Florida - 0.41%
Florida Development Finance Corp.
7.375%, 01/01/2049 (a)	250,000	252,974
Illinois - 1.57%
Metropolitan Pier & Exposition Authority
0.000%, 06/15/2038 (i)	1,860,000	959,155
New York - 0.94%
New York Liberty Development Corp.
2.250%, 02/15/2041	750,000	571,593
Puerto Rico - 0.73%
GDB Debt Recovery Authority of Puerto Rico
7.500%, 08/20/2040	496,658	443,267
Tennessee - 1.02%
New Memphis Arena Public Building Authority
0.000%, 04/01/2043 (i)	1,625,000	622,344
Texas - 0.29%
Clifton Higher Education Finance Corp.
6.125%, 08/15/2048	165,000	173,756
Wisconsin - 0.41%
Public Finance Authority
9.000%, 06/01/2029 (a)(d)	250,000	249,787
TOTAL MUNICIPAL BONDS (Cost $5,556,565)		5,588,180

US GOVERNMENT NOTES/BONDS - 9.14%
United States Treasury Notes/Bonds
2.500%, 05/31/2024	750,000	749,414
2.750%, 05/15/2025	3,000,000	3,003,281
1.750%, 08/15/2041	500,000	389,727
2.375%, 02/15/2042	500,000	433,906
3.250%, 05/15/2042	1,000,000	997,813
TOTAL US GOVERNMENT NOTES/BONDS (Cost $5,660,366)		5,574,141

SHORT-TERM INVESTMENTS - 2.78%
First American Government Obligations Fund - Class X, 0.657% (j)	1,694,660	1,694,660
TOTAL SHORT-TERM INVESTMENTS (Cost $1,694,660)		1,694,660

Total Investments (Cost $65,179,583) - 101.63%		61,959,665
Liabilities in Excess of Other Assets - (1.63)%		(991,675)
TOTAL NET ASSETS - 100.00%		$60,967,990

Percentages are stated as a percent of net assets.

(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(b)	Variable rate security; the rate shown represents the rate at May 31, 2022.
(c)	Foreign issued security.
(d)	Represents an illiquid security. The total market value of these securities were $275,479, representing 0.45% of net assets as of May 31, 2022.
(e)	Variable rate security; the rate shown represents the rate at May 31, 2022. The coupon is based on an underlying pool of loans.
(f)	Perpetual maturity. The date referenced is the next call date.
(g)	Step-up bond; the rate shown represents the rate at May 31, 2022.
(h)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(i)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(j)	Seven day yield at May 31, 2022.

Summary of Fair Value Exposure at May 31, 2022

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2022, in valuing the Fund’s investments carried at fair value:

Performance Trust Credit Fund
	Level 1	Level 2	Level 3	Total
Fixed Income:
Asset Backed Securities	$-	$1,093,384	$-	$1,093,384
Collateralized Loan Obligations	-	8,115,565	-	8,115,565
Corporate Bonds	-	25,585,359	-	25,585,359
Non-Agency Residential Mortgage Backed Securities	-	2,534,849	-	2,534,849
Non-Agency Commercial Mortgage Backed Securities	-	8,851,978	-	8,851,978
Agency Commercial Mortgage Backed Securities	-	2,921,549	-	2,921,549
Municipal Bonds	-	5,588,180	-	5,588,180
US Government Notes/Bonds	-	5,574,141	-	5,574,141
Total Fixed Income	-	60,265,005	-	60,265,005

Short-Term Investments	1,694,660	-	-	1,694,660
Total Investments In Securities	$1,694,660	$60,265,005	$-	$61,959,665

For the period ended May 31, 2022, the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.